Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 30, 2025
EBP 005
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions	Related Party and Party-In-Interest Transactions
The Trustee and the Company are parties-in-interest as defined by ERISA. Certain Plan investments are shares of ASWC Common Stock Fund. Such transactions qualify as party-in-interest transactions permitted by the Department of Labor regulations. Total purchases at market value related to the common stock fund of ASWC for 2025 and 2024 were $5,363,067 and $5,729,072, respectively. Total sales at market value related to the common stock fund of ASWC for 2025 and 2024 were $7,218,504 and $7,173,837, respectively. Total dividends received related to the common stock fund of ASWC for 2025 and 2024 were $721,271 and $688,515, respectively. Notes receivable from participants also qualify as party-in-interest transactions under ERISA. Fees paid to the Trustee for the Plan year ended December 30, 2025 and 2024 were insignificant.